Defined Contribution Plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan

Note 16. Defined Contribution Plan

The Company maintains a 401(k) plan for all of its U.S. employees. Under the 401(k) plan, eligible employees may contribute, subject to statutory limitations, a percentage of their salaries. The Company currently matches 25 percent of the participants’ contributions up to 8 percent of eligible compensation.

Participant vesting occurs in the Company matching contributions according to the schedule below:

Years of service	Vesting Percentage
Less than 2 years	0%
2-year anniversary	20%
3-year anniversary	40%
4-year anniversary	60%
5-year anniversary	80%
6-year anniversary	100%

The Company’s matching contributions to the 401(k) plan were $0.3 million, $0.2 million and $0.2 million for the years ended December 31, 2016, 2015 and 2014, respectively. The Company’s matching contributions are accrued and recorded as expense during each payroll period. Effective January 1, 2017, the Company changed the 401(k) plan to include an auto enrollment feature, increased the Company match from 25% of the first 8% to 50% of the first 8% and reduced the vesting period from six years to three years.

In Mexico, the Company maintains an annual savings fund, which matches the employee contribution each week, based on the Mexican statutory maximum of 13% of actual minimum salary rates. The savings fund period runs from November to October each year, and is distributed to employees in full, during the first week of November each year. For the years ended December 31, 2016 and 2015, the Company incurred matched savings expense of $0.6 million and $0.5 million, respectively.

In Turkey, the Company maintains a retirement fund that is based on a formula of annual salary multiplied by the number of years of service for the Company. The Company accrues a retirement fund liability for this each month. As of December 31, 2016 and 2015, the Company accrued $1.0 million and $0.6 million, respectively, based on the service periods of eligible employees greater than one year.